28. SEGMENT REPORTING (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net operating revenue
Net operating revenue from continuing operations (Note 5)	R$ 9,284,303	R$ 10,492,096	R$ 12,210,060
Reportable segments [member]
Net operating revenue
Net operating revenue from continuing operations (Note 5)	9,065,410	R$ 10,305,307	R$ 12,009,899
Revenue related to other businesses [member]
Net operating revenue
Net operating revenue from continuing operations (Note 5)	R$ 218,893